Note 9 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Useful Life (in years)			2016	2015
Production machinery and equipment		5		$810,996	$1,075,216
Other machinery and equipment, primarily computers and research equipment	3	–	5	407,201	421,318
Furniture and fixtures		7		645,922	648,131
Software		3		470,669	476,530
Leasehold improvements*	Term of Lease			897,584	897,584
Total				$3,232,372	$3,518,779